UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Select Managers Small Cap Growth Fund

SEMIANNUAL REPORT November 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

Dreyfus Select Managers Small Cap Growth Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Growth Fund, covering the six-month period from June 1, 2017 through November 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Equity markets generally rallied over the past six months as corporate earnings grew, global economic conditions improved, and tax reform legislation appeared to make progress. While the rally was relatively broad-based, growth companies produced substantially higher returns than value-oriented companies. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds generally lost a degree of value as economic and inflation expectations increased, while corporate-backed securities fared better in anticipation of improved business conditions.

The strong performance of riskier assets has been supported by solid underlying fundamentals, including rising corporate profits, a robust labor market, and business-friendly government policies. While we currently expect these favorable conditions to persist, we remain watchful for economic and political risks that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

December 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2017 through November 30, 2017, as provided by Keith L. Stransky and Robert B. Mayerick of EACM Advisors LLC, the fund’s Portfolio Allocation Managers

Market and Fund Performance Overview

For the six-month period ended November 30, 2017, Dreyfus Select Managers Small Cap Growth Fund’s Class A, Class C, Class I, and Class Y shares at NAV produced total returns of 14.39%, 13.92%, 14.53%, and 14.53%, respectively.1 In comparison, the Russell 2000® Growth Index (the “Index”), the fund’s benchmark, returned 14.78% for the same period.2

Small-cap stocks gained ground amid better-than-expected corporate earnings and expectations of more stimulative U.S. government policies. The fund modestly lagged the Index, mainly due to security selection shortfalls in the consumer discretionary and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies. The fund’s portfolio is constructed so as to have a growth tilt.

The fund uses a “multi-manager” approach by selecting various subadvisers to manage its assets. We may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The fund’s assets are currently allocated to six subadvisers, each acting independently of one another and using their own methodology to select portfolio investments. At the end of the reporting period, 10% of the fund’s assets were under the management of Redwood Investments, LLC, which employs a blend of quantitative and qualitative research to build growth and core equity portfolios; approximately 19% of the fund’s assets were under the management of Geneva Capital Management, which employs bottom-up fundamental analysis supplemented by top-down considerations to identify companies with a consistent, sustainable record of growth; approximately 15% of the fund’s assets were under the management of Nicholas Investment Partners, L.P., which uses a bottom-up approach to security selection, combining rigorous fundamental analysis with the discipline and objectivity of quantitative analytics; EAM Investors, LLC, which managed 22% of the fund’s assets, chooses investments through bottom-up fundamental analysis using a blend of a quantitative discovery process and a qualitative analysis process; approximately 10% of the fund’s assets were managed by Granite Investment Partners, LLC, which seeks attractively valued small-cap companies with catalysts for growth; and 24% of the fund’s assets were managed by Rice Hall James & Associates LLC, which seeks growing companies with high earnings growth, high or improving returns on invested capital, and sustainable competitive advantages. The percentages of the fund’s assets allocated to the various subadvisers can change over time, within ranges described in the prospectus.

Economic Growth Bolstered Growth Stocks

U.S. stocks across all capitalization ranges advanced strongly over the reporting period. A declining unemployment rate and rising corporate earnings continued to support investor sentiment, driving the Index to a series of new highs. U.S. stocks were further bolstered toward the end of the reporting period when tax reform legislation made progress toward enactment. This environment proved especially favorable for growth-oriented companies, which outperformed their value-oriented counterparts. However, while small-cap stocks produced double-digit returns, they generally trailed large- and mid-cap stocks.

DISCUSSION OF FUND PERFORMANCE (continued)

Stock Selections Produced Mixed Results

Although the fund participated in nearly all of the Index’s gains over the reporting period, relative results were dampened to a degree by disappointing security selections in the consumer discretionary sector. Most notably, restaurants such as The Cheesecake Factory and Dave & Buster’s Entertainment were hurt by industrywide headwinds, including sluggish store traffic trends. In the industrials sector, airline operator Hawaiian Holdings encountered a drop in bookings to Asia amid concerns surrounding geopolitical turmoil in the region. Aerospace-and-defense contractor Esterline Technologies reduced its future earnings guidance in the midst of intensifying pricing pressures from some of its largest customers.

The fund achieved better relative results in the health care sector, where biopharmaceutical developer Nektar Therapeutics more than doubled in value after posting positive results from clinical trials of an experimental cancer drug, and Kite Pharma was acquired by a larger biotechnology firm. Among telecommunication services companies, mobile Internet access provider Boingo Wireless achieved record quarterly revenues stemming from strength in its military and wholesale markets. Likewise, Internet telephony services provider Vonage earned higher revenues due to a shift in focus from consumer services to enterprise markets.

Positioned for Continued Growth

We made no adjustments to the fund’s roster of subadvisers during the reporting period.

Looking forward, we are optimistic that the U.S. economy will continue to expand, and that corporate earnings will continue to grow. Due to their focus on domestic sources of revenue, small-cap companies may be particularly well positioned to benefit from lower U.S. corporate tax rates. However, in the wake of 2017’s robust stock market returns, we believe that market gains will be more modest over the months ahead.

December 15, 2017

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Growth Fund from June 1, 2017 to November 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.83	$10.99	$5.43	$5.06
Ending value (after expenses)	$1,143.90	$1,139.20	$1,145.30	$1,145.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.43	$10.35	$5.11	$4.76
Ending value (after expenses)	$1,018.70	$1,014.79	$1,020.00	$1,020.36

† Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 2.05% for Class C, 1.01% for Class I and .94% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Automobiles & Components - 3.1%
Cooper-Standard Holding	12,132	[a]	1,529,481
Dana	73,716		2,435,577
Dorman Products	27,953	[a,b]	1,909,469
Fox Factory Holding	57,874	[a]	2,257,086
LCI Industries	67,641	[b]	8,854,207
Modine Manufacturing	55,628	[a]	1,273,881
Visteon	23,549	[a]	3,101,168
Winnebago Industries	23,495		1,286,351
			22,647,220
Banks - 4.7%
Ameris Bancorp	32,652		1,619,539
BancFirst	13,366	[b]	759,189
Bank of the Ozarks	142,377	[b]	6,865,419
BofI Holding	194,476	[a,b]	5,375,317
Boston Private Financial Holdings	56,726		927,470
Central Pacific Financial	29,443		948,065
Columbia Banking System	34,999		1,613,454
Eagle Bancorp	24,152	[a]	1,597,655
Essent Group	23,998	[a]	1,061,912
Heritage Financial	20,520		667,926
LendingTree	8,373	[a,b]	2,528,227
MGIC Investment	145,298	[a]	2,124,257
Pacific Premier Bancorp	46,099	[a]	1,825,520
Preferred Bank	16,938		1,060,319
Synovus Financial	43,563		2,162,032
Texas Capital Bancshares	31,551	[a,b]	2,850,633
Western Alliance Bancorp	10,431	[a]	606,876
			34,593,810
Capital Goods - 11.7%
AAON	48,709		1,775,443
Aerojet Rocketdyne Holdings	75,761	[a]	2,385,714
Aerovironment	30,419	[a,b]	1,386,498
Albany International, Cl. A	25,945	[b]	1,678,641
Altra Industrial Motion	54,448		2,646,173
American Woodmark	9,580	[a]	954,168
Astec Industries	24,037		1,330,929
Barnes Group	40,130	[b]	2,659,415
Beacon Roofing Supply	81,488	[a]	5,221,751
Builders FirstSource	71,784	[a]	1,464,394
BWX Technologies	17,573		1,097,434
CAI International	28,464	[a]	974,892

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Capital Goods - 11.7% (continued)
Chart Industries	29,216	[a,b]	1,422,235
Columbus McKinnon	32,101		1,282,114
Cubic	41,587		2,576,315
Curtiss-Wright	8,795		1,092,339
Donaldson	48,709		2,430,579
Encore Wire	23,999	[b]	1,118,353
EnPro Industries	12,825		1,107,695
Esterline Technologies	10,878	[a]	770,706
GMS	36,128	[a]	1,347,936
H&E Equipment Services	34,212		1,272,344
Harsco	51,990	[a]	938,420
John Bean Technologies	8,590	[b]	1,028,653
Kadant	11,465	[b]	1,172,869
Kennametal	55,348		2,580,324
KLX	23,241	[a]	1,304,053
Kratos Defense & Security Solutions	70,967	[a]	740,186
Masonite International	41,054	[a]	3,023,627
MasTec	43,833	[a]	1,965,910
Mercury Systems	39,694	[a,b]	2,071,630
Middleby	20,895	[a,b]	2,664,530
MSC Industrial Direct, Cl. A	22,351		2,013,155
Navistar International	24,997	[a]	1,017,628
NV5 Global	19,534	[a]	1,083,160
Proto Labs	22,102	[a,b]	2,126,212
Quanta Services	53,178	[a]	2,015,446
RBC Bearings	30,369	[a,b]	4,052,743
Rush Enterprises, Cl. A	67,219	[a]	3,274,237
Simpson Manufacturing	20,930		1,255,172
SiteOne Landscape Supply	45,091	[a,b]	3,371,905
Spartan Motors	87,336		1,393,009
Sun Hydraulics	19,872		1,205,436
Trex	31,978	[a,b]	3,765,729
Triton International	33,689	[a,b]	1,333,074
WABCO Holdings	8,743	[a]	1,306,641
Woodward	31,862		2,464,526
			87,164,343
Commercial & Professional Services - 2.4%
CBIZ	76,909	[a]	1,134,408
Exponent	38,444		2,902,522
Franklin Covey	28,470	[a]	572,247
Healthcare Services Group	84,036	[b]	4,363,989
Insperity	10,070		1,187,253
On Assignment	8,437	[a]	539,631

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Commercial & Professional Services - 2.4% (continued)
SP Plus	24,054	[a]	942,917
Tetra Tech	109,334		5,466,700
The Brink's Company	10,238		827,742
			17,937,409
Consumer Durables & Apparel - 2.2%
Acushnet Holdings	79,548	[b]	1,580,619
Callaway Golf	140,848	[b]	2,043,704
Century Communities	33,004	[a]	1,034,675
Installed Building Products	16,486	[a]	1,270,246
LGI Homes	19,689	[a]	1,382,365
Nautilus	81,467	[a]	1,067,218
Oxford Industries	27,300		1,883,700
TopBuild	35,351	[a]	2,403,514
Universal Electronics	22,104	[a]	1,173,722
Wolverine World Wide	56,749		1,644,019
ZAGG	56,833	[a]	1,162,235
			16,646,017
Consumer Services - 4.7%
Bravo Brio Restaurant Group	31,533	[a,b]	67,796
Bright Horizons Family Solutions	39,027	[a]	3,471,452
Buffalo Wild Wings	20,932	[a,b]	3,264,345
Century Casinos	87,221	[a]	789,350
Cheesecake Factory	60,618	[b]	2,972,707
Chuy's Holdings	19,185	[a]	477,707
Dave & Buster's Entertainment	72,725	[a]	3,856,607
Grand Canyon Education	33,976	[a]	3,226,361
Hilton Grand Vacations	25,752		1,029,307
Planet Fitness, Cl. A	99,557	[a]	3,222,660
Scientific Games, Cl. A	26,964	[a]	1,419,655
Strayer Education	24,230		2,404,343
Texas Roadhouse	49,359		2,520,764
Vail Resorts	14,802		3,332,818
Weight Watchers International	17,995	[a,b]	793,040
Wendy's	76,020	[b]	1,131,938
Wingstop	26,062		1,021,370
			35,002,220
Diversified Financials - 1.9%
Associated Capital Group, Cl. A	12,716	[b]	443,153
FactSet Research Systems	9,147	[b]	1,828,302
FirstCash	25,436		1,714,386
GAMCO Investors, Cl. A	12,858		376,097
Green Dot, Cl. A	41,304	[a]	2,552,587
LPL Financial Holdings	20,745		1,075,421

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Diversified Financials - 1.9% (continued)
MarketAxess Holdings	17,923		3,499,824
Moelis & Co., Cl. A	28,302		1,355,666
WisdomTree Investments	134,202	[b]	1,543,323
			14,388,759
Energy - .9%
Callon Petroleum	112,365	[a]	1,240,510
Forum Energy Technologies	73,755	[a,b]	1,047,321
Green Plains	44,709	[b]	753,347
Matador Resources	51,023	[a,b]	1,459,258
ProPetro Holding	60,070		1,127,514
US Silica Holdings	41,477		1,375,792
			7,003,742
Exchange-Traded Funds - 1.0%
iShares Russell 2000 ETF	47,731		7,333,868
Food & Staples Retailing - .0%
Natural Grocers by Vitamin Cottage	20,846	[a,b]	163,850
Food, Beverage & Tobacco - 1.6%
Farmer Brothers	26,774	[a]	915,671
Hain Celestial Group	89,504	[a]	3,678,614
J&J Snack Foods	16,855		2,546,959
MGP Ingredients	16,334	[b]	1,214,433
Nomad Foods	131,593	[a]	2,162,073
SunOpta	169,558	[a]	1,339,508
			11,857,258
Health Care Equipment & Services - 9.6%
ABIOMED	29,735	[a]	5,793,567
AMN Healthcare Services	33,848	[a]	1,699,170
AxoGen	34,828	[a,b]	929,908
BioTelemetry	16,406	[a,b]	475,774
Cantel Medical	41,883		4,459,702
Cardiovascular Systems	43,794	[a]	1,097,478
Cutera	23,163	[a]	950,841
Globus Medical, Cl. A	64,728	[a,b]	2,460,311
HealthEquity	109,504	[a,b]	5,679,972
Heska	8,240	[a,b]	707,239
ICU Medical	5,382	[a]	1,148,519
Inogen	9,781	[a,b]	1,259,206
Insulet	24,855	[a]	1,782,849
iRhythm Technologies	20,799	[a]	1,154,344
K2M Group Holdings	39,102	[a,b]	768,745
LeMaitre Vascular	45,684	[b]	1,504,374
LHC Group	14,386	[a]	946,167
Masimo	52,640	[a]	4,676,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Health Care Equipment & Services - 9.6% (continued)
Medidata Solutions	67,772	[a,b]	4,516,326
Merit Medical Systems	23,859	[a]	1,036,674
Natus Medical	41,279	[a,b]	1,653,224
Neogen	42,069	[a]	3,529,589
Nevro	5,828	[a,b]	436,051
Omnicell	65,851	[a]	3,450,592
Penumbra	18,069	[a,b]	1,902,666
PetIQ	46,606		1,033,721
Premier, Cl. A	58,422	[a]	1,695,406
Quidel	45,633	[a]	1,733,598
Tabula Rasa HealthCare	31,953	[a,b]	1,108,450
Tactile Systems Technology	20,193	[a,b]	602,357
Teladoc	64,992	[a,b]	2,411,203
Teleflex	16,457		4,369,663
Tivity Health	24,579	[a]	904,507
ViewRay	116,769	[a,b]	1,124,485
Vocera Communications	91,506	[a]	2,681,126
			71,684,342
Household & Personal Products - .2%
Inter Parfums	25,699	[b]	1,138,466
Medifast	6,006		411,591
			1,550,057
Insurance - .6%
AMERISAFE	15,476		1,015,999
Infinity Property & Casualty	10,719		1,155,508
James River Group Holdings	29,154		1,180,154
Kinsale Captial Group	27,398	[b]	1,221,677
			4,573,338
Materials - 3.5%
Balchem	29,926		2,611,642
Berry Global Group	16,857	[a]	1,007,543
Carpenter Technology	20,451		1,010,893
Ferro	156,459	[a]	3,966,236
Huntsman	32,066		1,024,829
Ingevity	29,298	[a,b]	2,331,828
Kaiser Aluminum	12,609		1,221,308
KMG Chemicals	54,237		2,949,950
Koppers Holdings	39,110	[a]	1,951,589
Neenah Paper	18,127	[b]	1,620,554
Orion Engineered Carbons	22,539		551,079
Sensient Technologies	32,619		2,528,951
Summit Materials, Cl. A	77,125	[a,b]	2,372,365

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Materials - 3.5% (continued)
US Concrete	10,825	[a]	875,201
			26,023,968
Media - .2%
New York Times, Cl. A	65,252		1,226,738
Scholastic	9,248		376,166
			1,602,904
Pharmaceuticals, Biotechnology & Life Sciences - 14.4%
Abeona Therapeutics	52,275	[a,b]	904,358
Acceleron Pharma	24,403	[a]	890,465
Aclaris Therapeutics	8,441	[a]	200,136
Adamas Pharmaceuticals	50,984	[a,b]	1,894,056
Aerie Pharmaceuticals	53,343	[a,b]	3,427,288
Akebia Therapeutics	57,906	[a]	901,017
Amicus Therapeutics	35,887	[a,b]	499,547
AnaptysBio	10,084		847,560
Array BioPharma	150,856	[a,b]	1,697,130
Avexis	21,494	[a,b]	2,037,846
BioSpecifics Technologies	23,599	[a]	1,059,595
Bio-Techne	22,776		3,069,066
Bluebird Bio	16,085	[a]	2,779,488
Blueprint Medicines	9,548	[a,b]	716,673
Cambrex	59,303	[a]	2,896,952
Catalyst Pharmaceuticals	77,153	[a]	331,758
Clovis Oncology	26,918	[a,b]	1,692,335
Collegium Pharmaceutical	106,818	[a,b]	1,843,679
CymaBay Therapeutics	118,443	[a,b]	1,025,716
Dermira	34,833	[a,b]	891,725
Dynavax Technologies	50,896	[a,b]	1,017,920
Eagle Pharmaceuticals	10,799	[a,b]	637,789
Emergent BioSolutions	116,982	[a]	5,139,019
Esperion Therapeutics	18,123	[a,b]	1,114,746
Exact Sciences	68,139	[a,b]	4,052,908
FibroGen	27,948	[a,b]	1,327,530
Flexion Therapeutics	20,539	[a,b]	532,165
Global Blood Therapeutics	49,004	[a,b]	1,933,208
GlycoMimetics	70,060	[a,b]	988,547
Halozyme Therapeutics	68,244	[a]	1,274,115
Horizon Pharma	87,219	[a]	1,254,209
Ignyta	63,476	[a,b]	1,041,006
Immunomedics	148,362	[a,b]	1,611,211
Innoviva	98,663	[a]	1,294,459
Insmed	37,382	[a,b]	1,165,945
Intersect ENT	32,053	[a]	979,219

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 14.4% (continued)
Keryx Biopharmaceuticals	249,825	[a,b]	1,196,662
Ligand Pharmaceuticals	70,084	[a,b]	9,240,575
Medpace Holdings	23,995	[a,b]	799,273
Nektar Therapeutics	201,222	[a,b]	10,863,976
NeoGenomics	138,536	[a,b]	1,280,073
Neurocrine Biosciences	16,775	[a]	1,205,955
Pacira Pharmaceuticals	47,610	[a,b]	2,199,582
PRA Health Sciences	20,701	[a]	1,705,141
Progenics Pharmaceuticals	207,861	[a,b]	1,201,437
Puma Biotechnology	51,077	[a]	5,409,054
Repligen	41,588	[a,b]	1,474,295
Revance Therapeutics	5,037	[a]	139,777
Sage Therapeutics	11,059	[a]	1,021,962
Sarepta Therapeutics	26,399	[a,b]	1,469,632
Scpharmaceuticals	34,269	[b]	562,697
Spark Therapeutics	11,828	[a,b]	866,164
Supernus Pharmaceuticals	245,307	[a,b]	9,272,605
TESARO	4,394	[a,b]	371,732
Zogenix	39,939	[a,b]	1,551,630
			106,802,608
Real Estate - .4%
Marcus & Millichap	58,420	[a]	1,867,103
Terreno Realty	34,103	[c]	1,282,273
			3,149,376
Retailing - 3.9%
At Home Group	40,483	[a]	1,118,545
Boot Barn Holdings	80,996	[a]	1,199,551
Burlington Stores	21,650	[a]	2,302,910
Camping World Holdings, Cl. A	26,397		1,223,765
Conn's	38,993	[a,b]	1,204,884
Monro Muffler Brake	60,129	[b]	3,033,508
Nutrisystem	49,052	[b]	2,489,389
Ollie's Bargain Outlet Holdings	88,306	[a]	4,190,120
Overstock.com	9,926	[a,b]	467,515
Pool	55,560		6,980,558
Shutterfly	78,202	[a]	3,454,964
The Children's Place	11,230		1,492,467
			29,158,176
Semiconductors & Semiconductor Equipment - 4.9%
Ambarella	15,450	[a,b]	838,472
Axcelis Technologies	34,538	[a,b]	1,105,216
AXT	121,925	[a]	1,176,576

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Semiconductors & Semiconductor Equipment - 4.9% (continued)
CEVA	104,690	[a]	4,972,775
Cohu	13,906		316,501
Cypress Semiconductor	276,904		4,433,233
Entegris	36,517		1,106,465
FormFactor	67,804	[a]	1,111,986
Ichor Holdings	29,908	[b]	849,686
Integrated Device Technology	137,598	[a,b]	4,140,324
MaxLinear	29,145	[a,b]	769,719
MKS Instruments	36,504		3,442,327
Monolithic Power Systems	34,014		4,025,557
ON Semiconductor	92,270	[a]	1,852,782
PDF Solutions	39,896	[a,b]	721,719
Power Integrations	10,225		802,663
Semtech	76,432	[a]	2,602,510
Silicon Laboratories	12,012	[a]	1,094,293
Tower Semiconductor	33,471	[a,b]	1,178,514
			36,541,318
Software & Services - 16.8%
2U	18,050	[a,b]	1,157,005
ACI Worldwide	74,272	[a]	1,699,343
Actua	111,245	[a]	1,724,297
Acxiom	91,174	[a]	2,484,491
Alarm.com Holdings	95,950	[a,b]	3,932,990
Aspen Technology	10,749	[a]	719,323
Blackbaud	40,560	[b]	3,993,132
Bottomline Technologies	62,592	[a]	2,086,191
Callidus Software	168,728	[a]	4,939,512
Carbonite	86,001	[a,b]	2,068,324
Cimpress	30,457	[a,b]	3,709,663
Criteo, ADR	143,214	[a,b]	4,776,187
Descartes Systems Group	74,117	[a]	2,056,747
Ebix	26,329	[b]	2,035,232
Ellie Mae	18,155	[a,b]	1,604,720
Envestnet	74,638	[a]	3,668,458
Everbridge	154,221	[a]	4,086,856
ExlService Holdings	41,442	[a]	2,543,710
Fair Isaac	18,039		2,833,205
Five9	118,234	[a,b]	2,897,915
Gartner	13,132	[a]	1,587,527
GrubHub	17,004	[a,b]	1,148,790
GTT Communications	29,705	[a,b]	1,201,567
Guidewire Software	11,033	[a,b]	820,745

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Software & Services - 16.8% (continued)
Hortonworks	51,156	[a]	972,476
HubSpot	29,870	[a]	2,417,976
Instructure	38,454	[a]	1,336,276
Internap	53,039	[a]	944,625
j2 Global	43,583	[b]	3,288,773
Leidos Holdings	21,544		1,369,552
Limelight Networks	119,982	[a]	583,113
MAXIMUS	48,818		3,372,347
Mimecast	45,912	[a]	1,395,725
MINDBODY, Cl. A	91,962	[a]	2,997,961
MiX Telematics, ADR	58,292	[b]	685,514
MongoDB	18,122		517,021
Monotype Imaging Holdings	21,603		544,396
MuleSoft, Cl. A	43,515	[b]	998,669
New Relic	45,277	[a]	2,548,190
Nutanix, Cl. A	39,188	[a,b]	1,285,366
Okta	33,375	[b]	974,884
Paycom Software	54,430	[a,b]	4,463,260
Pegasystems	10,545		531,995
Points International	53,023	[a]	609,765
Progress Software	18,922		782,235
Proofpoint	31,810	[a,b]	2,864,490
Q2 Holdings	23,118	[a]	967,488
Qualys	18,499	[a]	1,089,591
Quotient Technology	96,920	[a]	1,153,348
RealPage	18,558	[a,b]	841,605
RingCentral, Cl. A	27,578	[a,b]	1,300,303
Shutterstock	73,852	[a,b]	3,137,971
Stamps.com	43,590	[a,b]	7,340,556
Talend, ADR	31,645	[a]	1,264,851
Tyler Technologies	21,150	[a]	3,868,758
Ultimate Software Group	7,059	[a,b]	1,489,661
Varonis Systems	25,098	[a]	1,262,429
Virtusa	22,004	[a,b]	1,019,885
Wix.com	19,186	[a,b]	1,053,311
WNS Holdings, ADR	89,678	[a]	3,688,456
Zix	18,248	[a]	80,291
			124,819,043
Technology Hardware & Equipment - 4.4%
CalAmp	128,832	[a]	2,943,811
Cognex	20,469		2,836,389
Coherent	3,484	[a]	1,017,189
Cray	62,732	[a]	1,427,153

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Technology Hardware & Equipment - 4.4% (continued)
Electro Scientific Industries	48,607	[a]	1,163,166
Electronics For Imaging	19,505	[a,b]	599,974
ePlus	23,549	[a]	1,912,179
Extreme Networks	397,308	[a]	5,105,408
II-VI	23,514	[a]	1,114,564
Infinera	115,407	[a,b]	835,547
Ituran Location and Control	20,059		714,100
Littelfuse	5,888	[b]	1,194,675
Lumentum Holdings	14,198	[a,b]	767,402
Novanta	19,950	[a]	959,595
OSI Systems	15,222	[a]	1,319,139
RADCOM	40,461	[a,b]	811,243
Rogers	16,492	[a]	2,656,861
Silicom	14,053	[b]	1,020,529
Systemax	35,615		1,086,257
Universal Display	8,625	[b]	1,561,125
USA Technologies	146,237	[a]	1,272,262
			32,318,568
Telecommunication Services - 1.2%
Boingo Wireless	266,093	[a]	6,572,497
ORBCOMM	124,260	[a,b]	1,337,038
Vonage Holdings	113,522	[a]	1,155,654
			9,065,189
Transportation - 3.5%
Air Transport Services Group	80,712	[a]	1,957,266
Allegiant Travel	15,927	[b]	2,420,904
BEST, ADR	116,267	[b]	1,144,067
Echo Global Logistics	109,069	[a]	2,944,863
Genesee & Wyoming, Cl. A	25,736	[a]	2,028,512
Hawaiian Holdings	28,386		1,224,856
Hub Group, Cl. A	27,659	[a]	1,322,100
Knight-Swift Transportation Holdings	70,224		2,997,160
Marten Transport	162,756		3,279,533
Old Dominion Freight Line	13,834		1,787,906
Saia	44,079	[a]	2,900,398
SkyWest	15,627		813,385
XPO Logistics	12,349	[a,b]	975,941
			25,796,891
Utilities - .2%
American States Water	20,472		1,181,030
Total Common Stocks (cost $541,545,017)			729,005,304

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 10.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $79,081,346)	79,081,346	[d]	79,081,346
Total Investments (cost $620,626,363)	108.6%		808,086,650
Liabilities, Less Cash and Receivables	(8.6%)		(63,868,003)
Net Assets	100.0%		744,218,647

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

aNon-income producing security.
b Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $212,248,668 and the value of the collateral held by the fund was $216,752,531, consisting of cash collateral of $79,081,346 and U.S. Government & Agency securities valued at $137,671,185.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	16.8
Pharmaceuticals, Biotechnology & Life Sciences	14.4
Capital Goods	11.7
Money Market Investment	10.6
Health Care Equipment & Services	9.6
Semiconductors & Semiconductor Equipment	4.9
Consumer Services	4.7
Banks	4.7
Technology Hardware & Equipment	4.4
Retailing	3.9
Materials	3.5
Transportation	3.5
Automobiles & Components	3.1
Commercial & Professional Services	2.4
Consumer Durables & Apparel	2.2
Diversified Financials	1.9
Food, Beverage & Tobacco	1.6
Telecommunication Services	1.2
Exchange-Traded Funds	1.0
Energy	.9
Insurance	.6
Real Estate	.4
Media	.2
Household & Personal Products	.2
Utilities	.2
Food & Staples Retailing	.0
108.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 5/31/17($)	Purchases($)	Sales($)	Value 11/30/17($)	Net Assets(%)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	74,990,232	200,589,180	196,498,066	79,081,346	10.6

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $212,248,668)—Note 1(b):
Unaffiliated issuers	541,545,017	729,005,304
Affiliated issuers	79,081,346	79,081,346
Cash		14,504,547
Receivable for investment securities sold		7,099,559
Dividends and securities lending income receivable		291,649
Receivable for shares of Common Stock subscribed		124,155
Prepaid expenses		29,414
		830,135,974
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		575,655
Liability for securities on loan—Note 1(b)		79,081,346
Payable for investment securities purchased		5,684,122
Payable for shares of Common Stock redeemed		487,992
Accrued expenses		88,212
		85,917,327
Net Assets ($)		744,218,647
Composition of Net Assets ($):
Paid-in capital		511,480,467
Accumulated investment (loss)—net		(2,571,105)
Accumulated net realized gain (loss) on investments		47,848,998
Accumulated net unrealized appreciation (depreciation) on investments		187,460,287
Net Assets ($)		744,218,647

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	2,226,694	336,476	10,978,669	730,676,808
Shares Outstanding	79,340	12,769	381,657	25,392,806
Net Asset Value Per Share ($)	28.07	26.35	28.77	28.77

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,720 foreign taxes withheld at source):	1,381,327
Income from securities lending—Note 1(b)	365,163
Total Income	1,746,490
Expenses:
Management fee—Note 3(a)	3,092,375
Custodian fees—Note 3(c)	44,464
Registration fees	31,176
Professional fees	30,022
Directors’ fees and expenses—Note 3(d)	27,540
Prospectus and shareholders’ reports	13,431
Shareholder servicing costs—Note 3(c)	10,292
Loan commitment fees—Note 2	7,023
Distribution fees—Note 3(b)	1,212
Miscellaneous	24,032
Total Expenses	3,281,567
Less—reduction in expenses due to undertaking—Note 3(a)	(281)
Less—reduction in fees due to earnings credits—Note 3(c)	(39,571)
Net Expenses	3,241,715
Investment (Loss)—Net	(1,495,225)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	27,553,372
Net unrealized appreciation (depreciation) on investments	68,351,026
Net Realized and Unrealized Gain (Loss) on Investments	95,904,398
Net Increase in Net Assets Resulting from Operations	94,409,173

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Operations ($):
Investment (loss)—net	(1,495,225)	(1,722,447)
Net realized gain (loss) on investments	27,553,372	66,465,001
Net unrealized appreciation (depreciation) on investments	68,351,026	46,361,475
Net Increase (Decrease) in Net Assets Resulting from Operations	94,409,173	111,104,029
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	118,231	111,993
Class C	2,300	99,495
Class I	2,729,092	21,438,749
Class Y	38,985,942	107,518,287
Cost of shares redeemed:
Class A	(1,042,801)	(1,633,132)
Class C	(31,345)	(82,751)
Class I	(4,996,289)	(31,509,561)
Class Y	(25,821,335)	(122,029,408)
Increase (Decrease) in Net Assets from Capital Stock Transactions	9,943,795	(26,086,328)
Total Increase (Decrease) in Net Assets	104,352,968	85,017,701
Net Assets ($):
Beginning of Period	639,865,679	554,847,978
End of Period	744,218,647	639,865,679
Accumulated investment (loss)—net	(2,571,105)	(1,075,880)
Capital Share Transactions (Shares):
Class Aa
Shares sold	4,494	4,851
Shares redeemed	(40,022)	(72,023)
Net Increase (Decrease) in Shares Outstanding	(35,528)	(67,172)
Class C
Shares sold	90	4,821
Shares redeemed	(1,293)	(3,894)
Net Increase (Decrease) in Shares Outstanding	(1,203)	927
Class Ia
Shares sold	103,916	907,336
Shares redeemed	(191,133)	(1,368,183)
Net Increase (Decrease) in Shares Outstanding	(87,217)	(460,847)
Class Ya
Shares sold	1,482,268	4,680,876
Shares redeemed	(972,734)	(5,319,266)
Net Increase (Decrease) in Shares Outstanding	509,534	(638,390)

aDuring the period ended November 30, 2017, 101,409 Class Y shares representing $2,662,774 were exchanged for 101,416 Class I shares and during the period ended May 31, 2017, 12,411 Class A shares representing $289,719 were exchanged for 12,125 Class I shares, 94,740 Class I shares representing $1,530,178 were exchanged for 94,777 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2017		Year Ended May 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	24.54	20.41	24.84	23.55	22.16	17.13
Investment Operations:
Investment (loss)—net[a]	(.10)	(.13)	(.15)	(.17)	(.19)	(.11)
Net realized and unrealized gain (loss) on investments	3.63	4.26	(2.76)	3.42	2.90	5.14
Total from Investment Operations	3.53	4.13	(2.91)	3.25	2.71	5.03
Distributions:
Dividends from net realized gain on investments	-	-	(1.52)	(1.96)	(1.32)	-
Net asset value, end of period	28.07	24.54	20.41	24.84	23.55	22.16
Total Return (%)[b]	14.39[c]	20.24	(11.99)	14.30	11.87	29.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.28[d]	1.28	1.29	1.32	1.38	1.34
Ratio of net expenses to average net assets	1.27[d]	1.28	1.29	1.30	1.30	1.33
Ratio of net investment (loss) to average net assets	(.75)[d]	(.60)	(.66)	(.71)	(.75)	(.56)
Portfolio Turnover Rate	43.97[c]	138.00	125.11	148.55	121.33	111.48
Net Assets, end of period ($ x 1,000)	2,227	2,819	3,716	4,834	4,742	668

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

Six Months Ended
November 30, 2017		Year Ended May 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	23.13	19.39	23.85	22.85	21.70	16.89
Investment Operations:
Investment (loss)—net[a]	(.19)	(.31)	(.30)	(.35)	(.36)	(.23)
Net realized and unrealized gain (loss) on investments	3.41	4.05	(2.64)	3.31	2.83	5.04
Total from Investment Operations	3.22	3.74	(2.94)	2.96	2.47	4.81
Distributions:
Dividends from net realized gain on investments	-	-	(1.52)	(1.96)	(1.32)	-
Net asset value, end of period	26.35	23.13	19.39	23.85	22.85	21.70
Total Return (%)[b]	13.92[c]	19.29	(12.67)	13.49	10.99	28.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.24[d]	2.27	2.39	2.34	2.34	2.25
Ratio of net expenses to average net assets	2.05[d]	2.05	2.05	2.05	2.03	2.02
Ratio of net investment (loss) to average net assets	(1.54)[d]	(1.39)	(1.42)	(1.48)	(1.48)	(1.28)
Portfolio Turnover Rate	43.97[c]	138.00	125.11	148.55	121.33	111.48
Net Assets, end of period ($ x 1,000)	336	323	253	268	430	32

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2017		Year Ended May 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	25.12	20.84	25.25	23.83	22.35	17.22
Investment Operations:
Investment (loss)—net[a]	(.07)	(.08)	(.08)	(.10)	(.12)	(.05)
Net realized and unrealized gain (loss) on investments	3.72	4.36	(2.81)	3.48	2.92	5.18
Total from Investment Operations	3.65	4.28	(2.89)	3.38	2.80	5.13
Distributions:
Dividends from net realized gain on investments	-	-	(1.52)	(1.96)	(1.32)	-
Net asset value, end of period	28.77	25.12	20.84	25.25	23.83	22.35
Total Return (%)	14.53[b]	20.54	(11.71)	14.69	12.18	29.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[c]	1.03	.98	.97	.98	.99
Ratio of net expenses to average net assets	1.01[c]	1.01	.98	.97	.98	.99
Ratio of net investment (loss) to average net assets	(.51)[c]	(.33)	(.35)	(.53)	(.45)	(.25)
Portfolio Turnover Rate	43.97[b]	138.00	125.11	148.55	121.33	111.48
Net Assets, end of period ($ x 1,000)	10,979	11,777	19,373	23,882	453,865	362,704

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

	Six Months Ended
	November 30, 2017	Year Ended May 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	25.12	20.83	25.23	23.81	23.06
Investment Operations:
Investment (loss)—net[b]	(.06)	(.07)	(.07)	(.09)	(.02)
Net realized and unrealized gain (loss) on investments	3.71	4.36	(2.81)	3.47	2.09
Total from Investment Operations	3.65	4.29	(2.88)	3.38	2.07
Distributions:
Dividends from net realized gain on investments	-	-	(1.52)	(1.96)	(1.32)
Net asset value, end of period	28.77	25.12	20.83	25.23	23.81
Total Return (%)	14.53[c]	20.60	(11.68)	14.66	8.68[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.96	.96	.97	1.16[d]
Ratio of net expenses to average net assets	.94[d]	.96	.96	.97	1.04[d]
Ratio of net investment (loss) to average net assets	(.43)[d]	(.28)	(.33)	(.36)	(.08)[d]
Portfolio Turnover Rate	43.97[c]	138.00	125.11	148.55	121.33
Net Assets, end of period ($ x 1,000)	730,677	624,947	531,507	592,655	973

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Growth Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Henderson Geneva Capital Management Ltd. (“Henderson”), Nicholas Investment Partners, L.P. (“Nicholas”), EAM Investors, LLC (“EAM”), Granite Investment Partners, LLC (“Granite”), Rice Hall James & Associates (“Rice Hall”) and Redwood Investments, LLC (“Redwood”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 425 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	693,510,104	-	-	693,510,104
Equity Securities - Foreign Common Stocks†	28,161,332	-	-	28,161,332
Exchange-Traded Funds	7,333,868	-	-	7,333,868
Registered Investment Company	79,081,346	-	-	79,081,346

† See Statement of Investments for additional detailed categorizations.

At November 30, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2017, The Bank of New York Mellon earned $61,786 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2017, the fund did not incur any interest or penalties.

Each tax year for the three-year period ended May 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from June 1, 2017 through October 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and .98% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $281 during the period ended November 30, 2017.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual .10% of the value of the fund’s average daily net assets.

Pursuant to separate sub-investment advisory agreements between Dreyfus and Henderson, Nicholas, EAM, Granite, Rice Hall and Redwood, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. Dreyfus pays each sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended November 30, 2017, the Distributor retained $276 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2017, Class C shares were charged $1,212 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2017, Class A and Class C shares were charged $3,277 and $404, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2017, the fund was charged $2,191 for transfer agency services and $107 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $107.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2017, the fund was charged $44,464 pursuant to the custody agreement. These fees were partially offset by earnings credits of $39,464.

During the period ended November 30, 2017, the fund was charged $12,329 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $536,582, Distribution Plan fees $202, Shareholder Services Plan fees $512, custodian fees $21,000, Chief Compliance Officer fees $16,439 and transfer agency fees $966, which are offset against an expense reimbursement currently in effect in the amount of $46.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2017, amounted to $309,287,231 and $295,357,611, respectively.

At November 30, 2017, accumulated net unrealized appreciation on investments was $187,460,287, consisting of $197,037,029 gross unrealized appreciation and $9,576,742 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on October 30-31, 2017, the Board considered the renewal of (a) the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Management Agreement”); (b) Dreyfus’ Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM Advisors LLC (“EACM”), pursuant to which EACM is responsible for evaluating and recommending subadvisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each subadviser, monitoring and evaluating the performance of the subadvisers, and recommending whether a subadviser should be terminated; and (c) Dreyfus’ separate Sub-Investment Advisory Agreements (collectively with the Management Agreement and the Allocation Agreement, the “Agreements”) with each of EAM Investors, LLC, Geneva Capital Management LLC, Nicholas Investment Partners, L.P., Granite Investment Partners, LLC, Rice Hall James & Associates, LLC and Redwood Investments, LLC (collectively, the “Subadvisers”), pursuant to which each Subadviser serves as a sub-investment adviser and provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus, EACM and the Subadvisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over EACM and the Subadvisers, and EACM’s evaluations and recommendations to Dreyfus regarding the Subadvisers and EACM’s supervisory activities over the Subadvisers. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadvisers the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods except for the four- and five-year periods when it was below the median, and below the Performance Universe medians for all periods except for the one-year period when it was above the median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was slightly below the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

The Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until October 1, 2018, so that the expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 0.98%, respectively.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadvisers or their affiliates

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to EACM and to each Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by EACM, each Subadviser and Dreyfus. The Board also took into consideration that EACM’s and each Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadvisers, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays EACM and the Subadvisers pursuant to the respective Sub-Investment Advisory Agreements, the Board did not consider EACM’s or any Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and each Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus, EACM and the Subadvisers are adequate and appropriate.

• The Board generally was satisfied with the fund’s improved performance, particularly in the one-year period.

• The Board concluded that the fees paid to Dreyfus, EACM and the Subadvisers continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, EACM and the Subadvisers, of Dreyfus and the Subadvisers and the services provided to the fund by Dreyfus, EACM and the Subadvisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

For More Information

Dreyfus Select Managers Small Cap Growth Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Portfolio Allocation Manager

EACM Advisors LLC
200 Connecticut Avenue
Norwalk, CT 06854-1958

Sub-Investment Advisers

Henderson Geneva Capital
Management Ltd.
100 East Wisconsin Avenue,
Suite 2550
Milwaukee, WI 53202

Nicholas Investment Partners, L.P.
6451 El Sicomoro
Rancho Santa Fe, CA 92067

EAM Investors, LLC
2533 South Coast Highway 101,
Suite 240
Cardiff-by-the-Sea, CA 92007

Granite Investment Partners, LLC

2121 Rosecrans Avenue, Suite 2360
El Segundo, CA 90245

Rice Hall James & Associates
600 West Broadway, Suite 1000
San Diego, CA 92101

Redwood Investments, LLC
One Gateway Center, Suite 802
Newton, MA 02458

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DSGAX Class C: DSGCX Class I: DSGIX Class Y: DSGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6289SA1117

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 25, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 25, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)